Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Since the IPO, we have not granted stock option awards, and, currently, we do not grant stock options, SARs, or similar option-like instruments; as such, we do not have any policy or practice in place on the timing of awards of options, SARs, or similar option-like instruments in relation to the disclosure of material non-public information. If, in the future, we anticipate granting stock options, SARs, or similar option-like instruments, we may determine to establish a policy regarding how the Sustainability Committee or Board determines when to grant such awards and how the Sustainability Committee or Board will take material non-public information into account when determining the timing and terms of such awards.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we have not granted stock option awards, and, currently, we do not grant stock options, SARs, or similar option-like instruments; as such, we do not have any policy or practice in place on the timing of awards of options, SARs, or similar option-like instruments in relation to the disclosure of material non-public information.